First Trust India NIFTY 50 Equal Weight ETF Investment Objectives and Goals - First Trust India NIFTY 50 Equal Weight ETF	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust India NIFTY 50 Equal Weight ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NIFTY 50 Equal Weight Index (the “Index”).